Organization and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

1. Organization and Basis of Presentation

Business Organization and Overview

Trovagene, Inc. (“Trovagene” or the “Company”) headquartered in San Diego, California, is a clinical-stage, oncology therapeutics company. The Company’s primary focus is to develop oncology therapeutics for the treatment of hematologic and solid tumor cancers for improved cancer care, utilizing its proprietary technology in tumor genomics.

Trovagene’s lead drug candidate, PCM-075, is a Polo-like Kinase 1 (“PLK1”) highly-selective adenosine triphosphate (“ATP”) competitive inhibitor. PCM-075 has shown preclinical antitumor activity as a single agent and synergy in combination with more than ten different chemotherapeutics, including cisplatin, cytarabine, doxorubicin, gemcitabine and paclitaxel, as well as targeted therapies, such as abiraterone acetate (Zytiga®), histone deacetylase (“HDAC”) inhibitors, such as belinostat (Beleodaq®), Quizartinib (AC220), a development stage FLT3 inhibitor, and bortezomib (Velcade®). These therapeutics are used clinically for the treatment of many hematologic and solid tumor cancers, including Acute Myeloid Leukemia (“AML”), Non-Hodgkin Lymphoma (“NHL”), metastatic Castration-Resistant Prostate Cancer (“mCRPC”), Adrenocortical Carcinoma (“ACC”), and Triple Negative Breast Cancer (“TNBC”).

PCM-075 was developed to have high selectivity to PLK1 (at low nanomolar IC50 levels), to be administered orally, and to have a relatively short drug half-life of approximately 24 hours compared to other pan PLK inhibitors. A safety study of PCM-075 has been successfully completed in patients with advanced metastatic solid tumors and published in 2017 in Investigational New Drugs. The Company has two active Investigational New Drug (“INDs”) applications in place with the U.S. Food and Drug Administration (“FDA”) for PCM-075, allowing the Company to pursue clinical development in hematologic malignancies and solid tumor cancers. Trovagene is currently enrolling a Phase 1b/2 open-label clinical trial of PCM-075 in combination with standard-of-care chemotherapy in patients with AML. The Phase 1b/2 clinical trial is led by Hematologist Jorge Eduardo Cortes, M.D., Deputy Department Chair, Department of Leukemia, Division of Cancer Medicine, The University of Texas MD Anderson Cancer Center. In addition, the Company is working with Dr. David Einstein at the Genitourinary Oncology Program at Beth Israel Deaconess Medical Center and Harvard Medical School as the principal investigator on a Phase 2 open-label clinical trial of PCM-075 in combination with abiraterone acetate (Zytiga®) and prednisone in patients with mCRPC with plans to enroll patients later this year.

Trovagene’s intellectual property and proprietary technology enables the Company to analyze circulating tumor DNA (“ctDNA”) and clinically actionable markers to identify patients most likely to respond to specific cancer therapies. The Company plans to continue to vertically integrate its tumor genomics technology with the development of targeted cancer therapeutics.

Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements of Trovagene, which include all accounts of its wholly owned subsidiary, Trovagene, Srl (dissolved in October 2017), have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany balances and transactions have been eliminated.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with GAAP and the rules and regulations of the Securities and Exchange Commission (“SEC”) related to a quarterly report on Form 10-Q. Certain information and note disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to those rules and regulations. The unaudited interim condensed consolidated financial statements reflect all adjustments consisting of normal recurring adjustments which, in the opinion of management, are necessary for a fair statement of the Company’s financial position and the results of its operations and cash flows for the periods presented. The unaudited condensed balance sheet at December 31, 2017 has been derived from the audited financial statements at that date but does not include all of the information and disclosures required by GAAP for annual financial statements. The operating results presented in these unaudited interim condensed consolidated financial statements are not necessarily indicative of the results that may be expected for any future periods. These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the notes thereto for the year ended December 31, 2017 included in the Company’s annual report on Form 10-K filed with the SEC on February 26, 2018.

The Company made a reverse split of its common stock, $0.0001 par value, at a ratio of 1 for 12, effective June 1, 2018. All share and per share information in the unaudited condensed consolidated financial statements and the accompanying notes have been retroactively adjusted to reflect the reverse stock split for all periods presented.

Liquidity

Trovagene’s condensed consolidated financial statements as of March 31, 2018 have been prepared under the assumption that Trovagene will continue as a going concern, which assumes that the Company will realize its assets and satisfy its liabilities in the normal course of business. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of the uncertainty concerning the Company’s ability to continue as a going concern.

The Company has incurred net losses since its inception and has negative operating cash flows. Considering the Company’s current cash resources, management believes the Company’s existing resources will be sufficient to fund the Company’s planned operations through July 2018. On April 6, 2018, the Company paid off the outstanding Loan and Security Agreement (“Equipment Line of Credit”) entered in November 2015 to Silicon Valley Bank (“SVB”). Based on its current business plan and assumptions, the Company expects to continue to incur significant losses and require significant additional capital to further advance its clinical trial programs and support its other operations. The Company has based its cash sufficiency estimates on its current business plan and its assumptions that may prove to be wrong. The Company could utilize its available capital resources sooner than it currently expects, and it could need additional funding to sustain its operations even sooner than currently anticipated. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern. For the foreseeable future, the Company’s ability to continue its operations is dependent upon its ability to obtain additional capital.

The Company cannot be certain that additional funding will be available on acceptable terms, or at all. To the extent that the Company can raise additional funds by issuing equity securities, the Company’s stockholders may experience significant dilution.

If the Company is unable to raise additional capital when required or on acceptable terms, it may have to significantly delay, scale back or discontinue the development and/or commercialization of one or more of its product candidates, all of which would have a material adverse impact on the Company’s operations. The Company may also be required to:

•	Seek collaborators for product candidates at an earlier stage than otherwise would be desirable and on terms that are less favorable than might otherwise be available; and

•	Relinquish licenses or otherwise dispose of rights to technologies, product candidates or products that the Company would otherwise seek to develop or commercialize themselves, on unfavorable terms.

The Company is evaluating all options to raise additional capital as well as reduce costs, in an effort to strengthen its liquidity position, which may include the following:

•	Raising capital through public and private equity offerings;

•	Introducing operation and business development initiatives to bring in new revenue streams;

•	Reducing operating costs by identifying internal synergies; and

•	Engaging in strategic partnerships.

As of April 30, 2018, the Company has received approximately $1.6 million upon exercise of 473,473 warrants in connection with the December 2017 public offering. The Company continually assesses its spending plans to effectively and efficiently address its liquidity needs.

NASDAQ Notice

On September 5, 2017, the Company received a written notice from the NASDAQ Stock Market LLC (“NASDAQ”) that it was not in compliance with NASDAQ Listing Rule 5550(a)(2) for continued listing on the NASDAQ Capital Market, as the minimum bid price of the Company’s common stock had been below $1.00 per share for 30 consecutive business days. In accordance with NASDAQ Listing Rule 5810(c)(3)(A), the Company has a period of 180 calendar days, or until March 5, 2018, to regain compliance with the minimum bid price requirement.

On March 6, 2018, the NASDAQ Capital Market informed the Company that it is eligible for an additional 180 calendar day period until September 4, 2018 to regain compliance with the minimum $1.00 bid price per share requirement. To regain compliance, the closing bid price of the Company’s common stock must meet or exceed $1.00 per share for at least ten consecutive business days during this 180 calendar day period.

1. Business Overview and Going Concerns

Business Organization and Overview

Trovagene, Inc. (“Trovagene” or the “Company”) headquartered in San Diego, California, is a clinical-stage, precision medicine oncology therapeutics company. The Company’s primary focus is to develop oncology therapeutics for improved cancer care and to optimize drug development by leveraging its proprietary Precision Cancer Monitoring® (“PCM”) technology in tumor genomics.

Trovagene’s lead drug candidate, PCM-075, is a Polo-like Kinase 1 (“PLK1”) selective adenosine triphosphate (“ATP”) competitive inhibitor. PCM-075 has shown preclinical antitumor activity as a single agent and synergy in combination with more than ten different chemotherapeutics and targeted therapies, such as Zytiga® (abiraterone acetate), Beleodaq® (belinostat), Quizartinib (AC220), a development stage FLT3 inhibitor, and Velcade® (bortezomib) in Acute Myeloid Leukemia (“AML”), metastatic Castration-Resistant Prostate Cancer (“mCRPC”) and other hematologic and solid tumor cancers.

PCM-075 was developed to have high selectivity to PLK1, to be administered orally, and to have a relatively short drug half-life of approximately 24 hours compared to other PLK inhibitors. PCM-075 has completed a safety study in patients with advanced metastatic solid tumors, has a phase 1b/2 clinical trial in patients with AML underway, and a Phase 2 clinical trial in mCRPC planned.

Basis of Presentation

The accompanying consolidated financial statements of Trovagene, which include its wholly owned subsidiary, Trovagene S.r.l., have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany balances and transactions have been eliminated. The Company made a reverse split of its common stock, $0.0001 par value, at a ratio of 1 for 12, effective June 1, 2018. All share and per share information in the consolidated financial statements and the accompanying notes have been retroactively adjusted to reflect the reverse stock split for all periods presented.

Going Concern Uncertainty

Trovagene’s consolidated financial statements as of December 31, 2017 have been prepared under the assumption that Trovagene will continue as a going concern, which assumes that the Company will realize its assets and satisfy its liabilities in the normal course of business. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of the uncertainty concerning the Company’s ability to continue as a going concern.

The Company has incurred net losses since its inception and has negative operating cash flows. Considering the Company’s current cash resources, including the net proceeds received from the offerings of its equity securities in July and December 2017, management believes the Company’s existing resources will be sufficient to fund the Company’s planned operations through June 2018. The Company also received a default letter from Silicon Valley Bank (“SVB”) regarding the Loan and Security Agreement entered in November 2015 which stated that events of default had occurred and SVB will decide in its sole discretion whether or not to exercise rights and remedies. Based on its current business plan and assumptions, the Company expects to continue to incur significant losses and require significant additional capital to further advance its clinical trial programs and support its other operations. The Company has based its cash sufficiency estimates on its current business plan and its assumptions that may prove to be wrong. The Company could utilize its available capital resources sooner than it currently expects, and it could need additional funding to sustain its operations even sooner than currently anticipated. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern. For the foreseeable future, the Company’s ability to continue its operations is dependent upon its ability to obtain additional capital.

The Company cannot be certain that additional funding will be available on acceptable terms, or at all. To the extent that the Company can raise additional funds by issuing equity securities, the Company’s stockholders may experience significant dilution. Any debt financing, if available, may involve restrictive covenants that impact the Company’s ability to conduct its business.

If the Company is unable to raise additional capital when required or on acceptable terms, it may have to significantly delay, scale back or discontinue the development and/or commercialization of one or more of its product candidates, all of which would have a material adverse impact on the Company’s operations. The Company may also be required to:

•	Seek collaborators for product candidates at an earlier stage than otherwise would be desirable and on terms that are less favorable than might otherwise be available; and

•	Relinquish licenses or otherwise dispose of rights to technologies, product candidates or products that the Company would otherwise seek to develop or commercialize themselves, on unfavorable terms.

The Company is evaluating the following options to both raise additional capital as well as reduce costs, in an effort to strengthen its liquidity position:

•	Raising capital through public and private equity offerings;

•	Adding capital through short-term and long-term borrowings;

•	Introducing operation and business development initiatives to bring in new revenue streams;

•	Reducing operating costs by identifying internal synergies;

•	Engaging in strategic partnerships; and

•	Taking actions to reduce or delay capital expenditures.

As of February 20, 2018, the Company has received approximately $452,000 upon exercise of 151,181 warrants in connection with the December 2017 public offering. The Company continually assesses its spending plans to effectively and efficiently address its liquidity needs.